Document and Entity Information	Nov. 06, 2019
Document And Entity Information [Line Items]
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0000019617
Document Type	8-K
Document Period End Date	Nov. 06, 2019
Entity Registrant Name	JPMorgan Chase & Co.
Entity Incorporation State Country Code	DE
Entity File Number	1-5805
Entity Tax Identification Number	13-2624428
Entity Address, Address Line One	383 Madison Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10179
City Area Code	212
Local Phone Number	270-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock
Security Exchange Name	NYSE
Trading Symbol	JPM
Depositary Shares One Four Hundredth Interestina Shareof 5.45 Not Cumulative Preferred Stock Series P [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a one-four hundredth interest in a share of 5.45% Non-Cumulative Preferred Stock, Series P
Security Exchange Name	NYSE
Trading Symbol	JPM PR A
Depositary Shares One Four Hundredth Interestina Shareof 6.125 Not Cumulative Preferred Stock Series Y [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a one-four hundredth interest in a share of 6.125% Non-Cumulative Preferred Stock, Series Y
Security Exchange Name	NYSE
Trading Symbol	JPM PR F
Depositary Shares One Four Hundredth Interestina Shareof 6.10 Not Cumulative Preferred Stock Series AA [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a one-four hundredth interest in a share of 6.10% Non-Cumulative Preferred Stock, Series AA
Security Exchange Name	NYSE
Trading Symbol	JPM PR G
Depositary Shares, each representing a one-four hundredth interest in a share of 6.15% Non-Cumulative Preferred Stock, Series BB [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a one-four hundredth interest in a share of 6.15% Non-Cumulative Preferred Stock, Series BB
Security Exchange Name	NYSE
Trading Symbol	JPM PR H
Depositary Shares One Four Hundredth Interestina Shareof 5.75 Not Cumulative Preferred Stock Series DD [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a one-four hundredth interest in a share of 5.75% Non-Cumulative Preferred Stock, Series DD
Security Exchange Name	NYSE
Trading Symbol	JPM PR D
Depositary Shares One Four Hundredth Interestina Shareof 6.00 Not Cumulative Preferred Stock Series EE [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a one-four hundredth interest in a share of 6.00% Non-Cumulative Preferred Stock, Series EE
Security Exchange Name	NYSE
Trading Symbol	JPM PR C
Alerian MLP Index ET Ns Due May 242024 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Alerian MLP Index ETNs due May 24, 2024
Security Exchange Name	NYSEArca
Trading Symbol	AMJ
Guaranteeof Callable Ste Up Fixed Rate Notes Due April 262028of JP Morgan Chase Financial Company LLC [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantee of Callable Step-Up Fixed Rate Notes due April 26, 2028 of JPMorgan Chase Financial Company LLC
Security Exchange Name	NYSE
Trading Symbol	JPM/28
Guaranteeof Cushing 30 MLP Index ET Ns Due June 152037of JP Morgan Chase Financial Company LLC [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantee of Cushing 30 MLP Index ETNs due June 15, 2037 of JPMorgan ChaseFinancial Company LLC
Security Exchange Name	NYSEArca
Trading Symbol	PPLN